Financial Instruments - Summary of Balanced View of Liquidity and Financial Indebtedness (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Cash and cash equivalents		₨ 105,555	$ 1,125	₨ 121,974	₨ 96,953
Investments - current		437,680		411,474
Loans, borrowings and bank overdrafts	[1]	(167,874)		(161,817)
Net cash position		₨ 375,361		₨ 371,631

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.